Earnings/(losses) per share ("EPS") (Tables)	12 Months Ended
Dec. 31, 2018
Earnings/(losses) per share ("EPS")
Schedule of earnings/(losses) per share

	For the year ended December 31,
	2016	2017	2018
Basic (loss)/earnings per share
Profit/(loss) for the year attributable to owners of the Group	(21,486)	15,506	47,683
Less: Dividends on Preference Shares	(10,063)	(10,064)	(10,063)

(Loss)/profit for the year available to owners of the Group	(31,549)	5,442	37,620
Weighted average number of shares outstanding, basic	80,534,702	80,622,788	80,792,837

Basic (loss)/earnings per share	(0.39)	0.07	0.47

Diluted (loss)/ earnings per share
(Loss)/profit for the year available to owners of the Group used in the calculation of diluted EPS	(31,549)	5,442	37,620
Weighted average number of shares outstanding, basic	80,534,702	80,622,788	80,792,837
Dilutive potential ordinary shares	—	643,342	844,185

Weighted average number of shares used in the calculation of diluted EPS	80,534,702	81,266,130	81,637,022

Diluted (loss)/earnings per share	(0.39)	0.07	0.46